UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21579

Nuveen Floating Rate Income Opportunity Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:     10/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Floating Rate Income Opportunity Fund (JRO)
October 31, 2014 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS - 156.1% (96.7% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS - 125.1% (77.5% of Total Investments) (4)
	Aerospace & Defense - 0.4% (0.2% of Total Investments)
$ 1,965	Sequa Corporation, Term Loan B	5.250%	6/19/17	B-	$ 1,873,628
	Airlines - 3.4% (2.1% of Total Investments)
2,000	American Airlines, Inc., Term Loan B, First Lien	4.250%	10/08/21	Ba2	1,994,500
2,461	American Airlines, Inc., Term Loan	3.750%	6/27/19	Ba2	2,430,522
5,885	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB-	5,776,004
2,948	Delta Air Lines, Inc., Term Loan B2	2.403%	4/18/16	Ba1	2,929,078
2,970	US Airways, Inc., Term Loan B1	3.500%	5/23/19	Ba2	2,905,031
16,264	Total Airlines				16,035,135
	Automobiles - 3.5% (2.2% of Total Investments)
9,950	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	9,872,271
5,568	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	5,524,683
1,500	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	1,499,062
17,018	Total Automobiles				16,896,016
	Building Products - 0.7% (0.4% of Total Investments)
2,000	Gates Global LLC, Term Loan	4.250%	7/03/21	B+	1,980,536
1,178	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	B+	1,167,548
3,178	Total Building Products				3,148,084
	Capital Markets - 1.0% (0.6% of Total Investments)
2,830	Citco III Limited, Term Loan B	4.250%	6/29/18	N/R	2,812,359
1,980	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	1,970,100
4,810	Total Capital Markets				4,782,459
	Chemicals - 2.2% (1.3% of Total Investments)
2,458	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB-	2,426,470
5,870	Mineral Technologies, Inc., Term Loan B, First Lien	4.000%	5/07/21	BB	5,839,534
1,474	PQ Corporation, Term Loan B	4.000%	8/07/17	B+	1,460,855
163	W.R Grace & Co., Delayed Draw, Term Loan, (5)	1.000%	2/03/21	BBB-	162,260
455	W.R Grace & Co., Exit Term Loan	3.000%	2/03/21	BBB-	452,055
10,420	Total Chemicals				10,341,174
	Commercial Services & Supplies - 3.0% (1.9% of Total Investments)
983	ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	962,604
890	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B-	865,899
1,509	Education Management LLC, Tranche C2, Term Loan	5.250%	6/01/16	Caa3	686,576
975	HMH Holdings, Inc., Term Loan, First Lien	4.250%	5/22/18	B1	972,562
3,389	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	3,143,194
1,000	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	882,500
6,983	Millennium Laboratories, Inc., Tranche B, Term Loan	5.250%	4/16/21	B+	6,995,592
15,729	Total Commercial Services & Supplies				14,508,927
	Communications Equipment - 1.2% (0.8% of Total Investments)
4,457	Avaya, Inc., Term Loan B3	4.652%	10/26/17	B1	4,318,401
1,613	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B1	1,603,349
6,070	Total Communications Equipment				5,921,750
	Computers & Peripherals - 2.7% (1.7% of Total Investments)
12,870	Dell, Inc., Term Loan B	4.500%	4/29/20	BB+	12,905,829
	Containers & Packaging - 0.5% (0.3% of Total Investments)
2,560	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	2,573,051
	Diversified Consumer Services - 6.7% (4.2% of Total Investments)
4,822	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	4,835,870
2,406	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	2,434,951
1,472	Harland Clarke Holdings Corporation, Term Loan B4	6.000%	8/04/19	B+	1,475,555
11,650	Hilton Hotels Corporation, Term Loan B2, DD1	3.500%	10/25/20	BB+	11,551,458
1,935	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	1,872,482
2,654	New Albertson’s, Inc., Term Loan	4.750%	6/24/21	Ba3	2,627,308
7,357	ServiceMaster Company, Term Loan	4.250%	7/01/21	B+	7,300,368
32,296	Total Diversified Consumer Services				32,097,992
	Diversified Financial Services - 1.1% (0.7% of Total Investments)
2,469	Home Loan Servicing Solutions, Ltd., Term Loan B	4.500%	6/26/20	BB-	2,327,538
833	Ocwen Financial Corporation, Term Loan B	5.000%	2/15/18	B1	805,195
2,222	RCS Capital, Term Loan	6.500%	4/29/19	B+	2,203,822
5,524	Total Diversified Financial Services				5,336,555
	Diversified Telecommunication Services - 6.5% (4.0% of Total Investments)
1,081	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	1,067,516
959	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	BB-	952,932
4,000	Level 3 Financing, Inc., Term Loan B, First Lien, WI/DD	TBD	TBD	BB+	4,018,752
2,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	BB	2,651,667
778	Presidio, Inc., Term Loan B	5.000%	3/31/17	B+	778,400
1,247	SBA Communication, Incremental Term Loan, Tranche B1	3.250%	3/24/21	BB	1,227,133
1,496	TelX Group, Inc., Initial Term Loan, First Lien	4.500%	4/09/20	B1	1,483,158
750	TelX Group, Inc., Initial Term Loan, Second Lien	7.500%	4/09/21	CCC	735,469
9,489	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	9,494,199
3,328	Ziggo N.V., Term Loan B1	3.250%	1/15/22	BB-	3,246,367
2,145	Ziggo N.V., Term Loan B2	3.210%	1/15/22	BB-	2,092,020
3,527	Ziggo N.V., Term Loan B3, Delayed Draw, (5)	2.750%	1/15/22	BB-	3,440,626
31,467	Total Diversified Telecommunication Services				31,188,239
	Electronic Equipment, Instruments & Components - 0.5% (0.3% of Total Investments)
2,501	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B	2,488,919
	Energy Equipment & Services - 1.7% (1.0% of Total Investments)
4,944	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	4,748,021
682	Dynamic Energy Services International LLC, Term Loan	9.500%	3/06/18	Ba3	669,524
1,431	Offshore Group Investment Limited, Term Loan B	5.000%	10/25/17	B-	1,344,955
1,228	Pacific Drilling S.A., Term Loan B	4.500%	6/03/18	B+	1,180,984
8,285	Total Energy Equipment & Services				7,943,484
	Food & Staples Retailing - 6.6% (4.1% of Total Investments)
3,473	Albertson’s LLC, Term Loan B2	4.750%	3/21/19	BB-	3,468,216
3,500	Albertson’s LLC, Term Loan B4, First Lien	4.500%	8/08/21	BB-	3,504,550
15,000	Albertson’s LLC, Term Loan B4	4.500%	8/25/21	BB-	15,019,784
3,312	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B-	3,279,569
2,500	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	2,507,500
1,175	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B	1,178,305
2,652	Supervalu, Inc., New Term Loan	4.500%	3/21/19	B+	2,619,478
31,612	Total Food & Staples Retailing				31,577,402
	Food Products - 8.0% (4.9% of Total Investments)
10,376	H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	10,324,313
1,496	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	1,489,704
6,000	Jacobs Douwe Egberts, Term Loan B	3.500%	7/23/21	BB	5,925,000
1,925	Pinnacle Foods Finance LLC, Term Loan G	3.250%	4/29/20	BB	1,891,661
14,197	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	14,175,859
4,438	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B-	4,193,650
38,432	Total Food Products				38,000,187
	Health Care Equipment & Supplies - 2.7% (1.7% of Total Investments)
714	Ardent Medical Services, Inc., Term Loan, Second Lien	11.000%	1/02/19	CCC+	717,411
2,015	ConvaTec, Inc., Dollar Term Loan	4.000%	12/22/16	Ba3	2,003,407
2,241	Kinetic Concepts, Inc., Term Loan D1, DD1	4.000%	5/04/18	BB-	2,228,375
4,547	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	4,558,066
2,553	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B-	2,535,104
980	United Surgical Partners International, Inc., Incremental Term Loan	4.750%	4/03/19	B1	982,060
13,050	Total Health Care Equipment & Supplies				13,024,423
	Health Care Providers & Services - 4.8% (3.0% of Total Investments)
470	BioScrip, Inc., Delayed Draw, Term Loan	6.500%	7/31/20	B1	472,619
783	BioScrip, Inc., Initial Term Loan B	6.500%	7/31/20	B1	787,698
3,970	Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	3,978,686
7,709	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	7,782,421
867	Genesis Healthcare LLC, Term Loan	10.000%	12/04/17	B	903,436
1,474	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	1,473,782
1,500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC+	1,508,438
1,303	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B-	1,253,788
1,623	National Mentor Holdings, Inc., Term Loan B	4.750%	1/31/21	B1	1,612,623
2,478	One Call Care Management, Inc., Term Loan B	5.000%	11/27/20	B1	2,475,179
608	Skilled Healthcare Group, Inc., Term Loan	7.000%	4/09/16	B	608,979
22,785	Total Health Care Providers & Services				22,857,649
	Health Care Technology - 0.7% (0.4% of Total Investments)
3,142	Catalent Pharma Solutions, Inc., Term Loan	4.500%	5/20/21	BB	3,142,687
	Hotels, Restaurants & Leisure - 5.7% (3.5% of Total Investments)
8,444	Burger King Corporation, Term Loan B, First Lien	4.500%	10/27/21	B+	8,450,896
2,498	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	B+	2,491,662
3,864	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	B	3,846,985
400	Extended Stay America, Inc., Term Loan	5.000%	6/24/19	B+	402,500
2,234	Intrawest Resorts Holdings, Inc., Initial Term Loan	5.500%	12/09/20	B+	2,242,751
1,965	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	1,944,428
2,000	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB-	1,961,562
2,978	Scientific Games Corporation, Term Loan	4.250%	10/18/20	BB-	2,923,532
2,861	Station Casino LLC, Term Loan B	4.250%	3/02/20	B1	2,825,684
27,244	Total Hotels, Restaurants & Leisure				27,090,000
	Household Durables - 0.3% (0.2% of Total Investments)
931	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	B+	924,300
655	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB	647,303
1,586	Total Household Durables				1,571,603
	Industrial Conglomerates - 0.2% (0.1% of Total Investments)
968	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	962,241
	Insurance - 2.2% (1.4% of Total Investments)
1,472	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.250%	12/20/19	B+	1,452,149
4,459	Hub International Holdings, Inc., Initial Term Loan	4.250%	10/02/20	B1	4,401,984
4,680	USI Holdings Corporation, Initial Term Loan	4.250%	12/27/19	B1	4,632,818
10,611	Total Insurance				10,486,951
	Internet & Catalog Retail - 1.0% (0.7% of Total Investments)
5,000	Travelport LLC, Term Loan B, First Lien	6.000%	9/02/21	B2	4,991,875
	Internet Software & Services - 0.9% (0.6% of Total Investments)
743	Sabre Inc., Term Loan B2	4.000%	2/19/19	Ba3	732,059
290	Sabre Inc., Term Loan C	3.500%	2/18/18	Ba3	288,986
3,439	Sabre Inc., Term Loan	4.000%	2/18/19	Ba3	3,392,757
4,472	Total Internet Software & Services				4,413,802
	IT Services - 1.5% (1.0% of Total Investments)
6,888	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	6,887,931
340	VFH Parent LLC, New Term Loan	5.774%	11/08/19	N/R	340,316
129	Zayo Group LLC, Term Loan B	4.000%	7/02/19	B1	128,271
7,357	Total IT Services				7,356,518
	Leisure Equipment & Products - 2.1% (1.3% of Total Investments)
2,993	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	2,975,652
4,030	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	B+	3,967,535
2,167	Equinox Holdings, Inc., New Initial Term Loan B	4.250%	1/31/20	Ba3	2,148,041
1,000	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B-	1,007,500
10,190	Total Leisure Equipment & Products				10,098,728
	Machinery - 1.1% (0.7% of Total Investments)
4,323	Doosan Infracore International, Inc., Term Loan	4.500%	5/27/21	BB-	4,331,503
1,000	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB-	987,144
5,323	Total Machinery				5,318,647
	Media - 19.6% (12.1% of Total Investments)
1,429	Acosta, Inc., Term Loan	5.000%	9/26/21	B1	1,430,054
71	Advantage Sales & Marketing, Inc., Delayed Draw, Term Loan, (5)	3.750%	7/23/21	B1	70,382
2,129	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/25/21	B1	2,111,468
1,450	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	1,445,770
2,221	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	B3	2,078,729
1,333	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	1,295,933
3,491	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B+	3,382,148
1,500	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	CCC+	1,434,375
3,678	Clear Channel Communications, Inc., Tranche D, Term Loan	6.904%	1/30/19	CCC+	3,484,050
1,646	Clear Channel Communications, Inc. Term Loan E	7.654%	7/30/19	CCC+	1,594,942
10,228	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	10,096,010
2,718	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB-	2,718,222
201	EMI Music Publishing LLC, Term Loan B	3.750%	6/29/18	BB-	199,088
665	Gray Television, Inc., Initial Term Loan	3.750%	6/13/21	BB	659,043
1,995	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	1,968,401
3,242	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	3,245,927
2,529	McGraw-Hill Education Holdings LLC, Refinancing Term Loan	5.750%	3/22/19	B+	2,537,455
2,481	McGraw-Hill Education Holdings LLC, Term Loan B	6.250%	12/18/19	B+	2,488,488
1,960	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	BB	1,934,275
3,753	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	Ba3	3,766,145
3,247	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	Ba3	3,258,229
3,385	Radio One, Inc., Term Loan B, First Lien	7.500%	3/31/16	B+	3,410,602
1,619	Springer Science & Business Media, Inc., Term Loan B3	4.750%	8/14/20	B	1,609,949
25,569	Tribune Company, Term Loan B	4.000%	12/27/20	BB+	25,425,383
8,472	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	8,398,583
1,520	Weather Channel Corporation, Term Loan, Second Lien	7.000%	6/26/20	B3	1,496,371
1,485	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	B+	1,440,759
608	Yell Group PLC, Term Loan A2	5.233%	3/01/19	CCC+	673,626
53	Yell Group PLC, Term Loan A2, (6)	1.500%	3/03/19	CCC+	—
1,286	Yell Group PLC, Term Loan B2, PIK, (6)	0.000%	3/03/24	CCC-	—
95,964	Total Media				93,654,407
	Multiline Retail - 0.8% (0.5% of Total Investments)
1,094	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	1,096,997
2,868	J.C. Penney Corporation, Inc., Term Loan	5.000%	6/20/19	B	2,807,769
3,962	Total Multiline Retail				3,904,766
	Oil, Gas & Consumable Fuels - 3.4% (2.1% of Total Investments)
589	Citgo Petroleum Corporation, Term Loan B	4.500%	7/29/21	B+	590,145
2,620	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B	2,620,835
3,990	Energy and Exploration Partners, Term Loan	7.750%	1/22/19	N/R	3,678,281
333	EP Energy LLC, Term Loan B3, Second Lien	3.500%	5/24/18	Ba3	326,458
121	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	9/28/18	Ba2	118,843
3,185	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	3,078,178
270	Samson Investment Company, Tranche 1, Term Loan, Second Lien	5.000%	9/25/18	B1	250,952
2,949	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB-	2,798,443
608	Southcross Energy Partners L.P., Opco Term Loan	5.250%	8/04/21	B1	606,711
912	Southcross Holdings Borrower L.P., Holdco Term Loan	6.000%	8/04/21	B2	903,794
1,489	Western Refining, Inc., Term Loan B	4.250%	11/12/20	BB-	1,474,483
17,066	Total Oil, Gas & Consumable Fuels				16,447,123
	Pharmaceuticals - 6.3% (3.9% of Total Investments)
2,278	Auxilium Pharmaceuticals, Inc., Term Loan	6.250%	4/26/17	Ba3	2,289,654
1,185	Generic Drug Holdings, Inc., Term Loan B	5.000%	8/16/20	B1	1,187,963
3,125	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (7)	0.000%	5/03/13	N/R	19,531
62	Graceway Pharmaceuticals LLC, Term Loan, (7)	0.000%	5/03/12	N/R	62,632
5,473	Grifols, Inc., Term Loan	3.154%	2/27/21	Ba1	5,408,444
2,237	Par Pharmaceutical Companies, Inc., Term Loan B2	4.000%	9/30/19	B1	2,202,168
2,993	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	2,915,551
2,359	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.000%	12/01/18	Ba3	2,344,976
4,703	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	B1	4,655,475
2,852	Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB	2,831,094
1,931	Therakos, Inc., Term Loan, First Lien	7.500%	12/27/17	B	1,938,676
1,418	Valeant Pharmaceuticals International, Inc., Term Loan E	3.500%	8/05/20	Ba1	1,409,492
2,680	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.500%	2/13/19	Ba1	2,660,977
33,296	Total Pharmaceuticals				29,926,633
	Professional Services - 0.1% (0.0% of Total Investments)
150	Ceridian Corporation, Term Loan B1	4.121%	5/01/17	B1	150,040
156	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	B1	155,365
306	Total Professional Services				305,405
	Real Estate Investment Trust - 2.5% (1.6% of Total Investments)
3,940	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	3,903,778
4,442	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB+	4,347,999
3,986	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	3,776,702
12,368	Total Real Estate Investment Trust				12,028,479
	Real Estate Management & Development - 1.8% (1.1% of Total Investments)
2,482	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	2,519,157
5,922	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	5,899,965
8,404	Total Real Estate Management & Development				8,419,122
	Semiconductors & Semiconductor Equipment - 3.3% (2.0% of Total Investments)
6,982	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB-	6,970,029
4,940	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	4,880,734
1,980	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	1,980,826
1,952	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BB+	1,935,846
15,854	Total Semiconductors & Semiconductor Equipment				15,767,435
	Software - 9.9% (6.1% of Total Investments)
2,000	Ascend Learning LLC, Term Loan, Second Lien	9.500%	11/30/20	CCC+	2,007,500
3,652	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	3,656,822
4,247	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	4,256,604
5,267	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	5,209,711
1,636	Datatel Parent Corp, Term Loan B1	4.000%	7/19/18	B+	1,624,709
1,000	Deltek, Inc., Term Loan, Second Lien	10.000%	10/10/19	CCC+	1,010,625
2,929	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	2,907,463
1,906	Explorer Holdings, Inc., Term Loan	6.000%	5/02/18	B+	1,907,101
9,942	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	9,806,393
1,400	Micro Focus International PLC, Term Loan B, WI/DD	TBD	TBD	BB-	1,356,600
2,100	Micro Focus International PLC, Term Loan C, WI/DD	TBD	TBD	BB-	2,037,000
4,655	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	4,666,111
2,179	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	2,172,417
4,488	Zebra Technologies Corporation, Term Loan B, First Lien, WI/DD	TBD	TBD	BB+	4,527,073
47,401	Total Software				47,146,129
	Specialty Retail - 0.6% (0.4% of Total Investments)
2,021	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	1,945,679
1,000	Pilot Travel Centers LLC, Term Loan B, First Lien	4.250%	9/30/21	BB	1,002,969
3,021	Total Specialty Retail				2,948,648
	Textiles, Apparel & Luxury Goods - 0.5% (0.3% of Total Investments)
2,489	Polymer Group, Inc., Initial Term Loan	5.250%	12/19/19	B2	2,489,050
	Trading Companies & Distributors - 1.3% (0.8% of Total Investments)
4,671	HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	4,641,048
1,500	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	CCC+	1,503,750
6,171	Total Trading Companies & Distributors				6,144,798
	Transportation Infrastructure - 0.2% (0.1% of Total Investments)
47	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	44,469
270	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	257,918
257	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	245,807
373	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	355,749
947	Total Transportation Infrastructure				903,943
	Wireless Telecommunication Services - 1.9% (1.2% of Total Investments)
4,413	Asurion LLC, Term Loan B1	5.000%	5/24/19	Ba3	4,419,701
3,201	Fairpoint Communications, Inc., Term Loan B	7.500%	2/11/19	B	3,233,263
1,500	UPC Broadband Holding BV, Term Loan AH	3.250%	6/30/21	BB-	1,468,906
9,114	Total Wireless Telecommunication Services				9,121,870
$ 609,092	Total Variable Rate Senior Loan Interests (cost $604,437,334)				598,141,763

Shares	Description (1)				Value
	COMMON STOCKS - 3.2% (2.0% of Total Investments)
	Diversified Consumer Services - 0.4% (0.3% of Total Investments)
71,949	Cengage Learning Holdings II LP				$ 2,014,572
	Hotels, Restaurants & Leisure - 0.3% (0.2% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (9)				1,485,447
	Media - 2.5% (1.5% of Total Investments)
5,749	Cumulus Media, Inc., (8)				22,191
119,359	Metro-Goldwyn-Mayer, (9)				8,787,806
44,843	Tribune Company				3,004,481
36,087	Tribune Company, (6)				-
11,210	Tribune Publishing Company				213,663
	Total Media				12,028,141
	Software - 0.0% (0.0% of Total Investments)
496,552	Eagle Topco LP, (6)				1
	Total Common Stocks (cost $11,932,234)				15,528,161

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS - 0.3% (0.2% of Total Investments)
	Communications Equipment - 0.3% (0.2% of Total Investments)
$ 550	Nortel Networks Corp., (7)	1.750%	4/15/12	N/R	$ 534,875
1,000	Nortel Networks Corp., (7)	2.125%	4/15/14	N/R	978,750
$ 1,550	Total Convertible Bonds (cost $1,307,500)				1,513,625

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS - 22.1% (13.7% of Total Investments)
	Commercial Services & Supplies - 0.2% (0.1% of Total Investments)
$ 900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	$ 933,750
	Communications Equipment - 1.0% (0.6% of Total Investments)
2,000	Avaya Inc., 144A	10.500%	3/01/21	CCC+	1,752,500
3,000	Nortel Networks Limited, (7)	0.000%	7/15/11	N/R	3,105,000
5,000	Total Communications Equipment				4,857,500
	Consumer Finance - 0.4% (0.3% of Total Investments)
2,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	2,120,000
	Containers & Packaging - 0.9% (0.6% of Total Investments)
3,950	Reynolds Group	9.875%	8/15/19	CCC+	4,290,688
	Diversified Telecommunication Services - 2.2% (1.4% of Total Investments)
2,900	IntelSat Limited	7.750%	6/01/21	B-	3,030,500
3,500	IntelSat Limited	8.125%	6/01/23	B-	3,718,750
3,343	Level 3 Communications Inc.	11.875%	2/01/19	B	3,602,083
9,743	Total Diversified Telecommunication Services				10,351,333
	Health Care Equipment & Supplies - 1.8% (1.1% of Total Investments)
3,000	Kinetic Concepts	10.500%	11/01/18	B-	3,307,500
2,000	Kinetic Concepts	12.500%	11/01/19	CCC+	2,205,000
3,000	Tenet Healthcare Corporation	6.000%	10/01/20	Ba2	3,225,000
8,000	Total Health Care Equipment & Supplies				8,737,500
	Health Care Providers & Services - 2.3% (1.4% of Total Investments)
3,000	Community Health Systems, Inc.	5.125%	8/01/21	BB+	3,135,000
4,800	Community Health Systems, Inc.	6.875%	2/01/22	B	5,172,000
575	HCA Inc.	7.250%	9/15/20	BB+	609,500
900	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	949,500
1,000	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	1,070,000
10,275	Total Health Care Providers & Services				10,936,000
	Machinery - 0.2% (0.1% of Total Investments)
1,030	Xerium Technologies	8.875%	6/15/18	B	1,086,650
	Media - 5.2% (3.2% of Total Investments)
1,714	Clear Channel Communications, Inc.	10.000%	1/15/18	CCC-	1,432,261
6,412	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	6,480,128
8,612	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC-	7,492,433
7,000	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	7,000,000
1,200	Expo Event Transco Inc., 144A	9.000%	6/15/21	B-	1,239,000
1,000	McGraw-Hill Global Education Holdings	9.750%	4/01/21	BB	1,130,000
25,938	Total Media				24,773,822
	Pharmaceuticals - 1.4% (0.9% of Total Investments)
1,250	Valeant Pharmaceuticals International, 144A	6.750%	8/15/18	B1	1,329,688
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	B1	2,095,000
1,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	B1	1,055,000
2,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	2,140,000
6,250	Total Pharmaceuticals				6,619,688
	Professional Services - 0.1% (0.1% of Total Investments)
500	Ceridian Corporation, 144A	8.125%	11/15/17	CCC	500,000
	Real Estate Investment Trust - 0.3% (0.2% of Total Investments)
1,250	iStar Financial Inc.	4.000%	11/01/17	BB-	1,238,125
	Semiconductors & Semiconductor Equipment - 1.3% (0.8% of Total Investments)
2,000	Advanced Micro Devices, Inc.	6.750%	3/01/19	B	1,890,000
2,050	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	1,927,000
2,500	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	2,287,500
6,550	Total Semiconductors & Semiconductor Equipment				6,104,500
	Software - 1.2% (0.7% of Total Investments)
1,750	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,675,625
1,100	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	986,568
850	Infor Us Inc.	11.500%	7/15/18	B-	939,250
1,875	Infor Us Inc.	9.375%	4/01/19	B-	2,039,063
5,575	Total Software				5,640,506
	Specialty Retail - 0.1% (0.1% of Total Investments)
500	99 Cents Only Stores	11.000%	12/15/19	CCC+	541,250
	Trading Companies & Distributors - 0.2% (0.1% of Total Investments)
1,000	HD Supply Inc.	8.125%	4/15/19	B+	1,080,000
	Wireless Telecommunication Services - 3.3% (2.0% of Total Investments)
750	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	791,250
7,250	Sprint Corporation, 144A	7.875%	9/15/23	BB-	7,848,123
3,750	Sprint Corporation, 144A	7.125%	6/15/24	BB-	3,853,124
2,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	2,870,313
175	T-Mobile USA Inc.	6.731%	4/28/22	BB	185,063
175	T-Mobile USA Inc.	6.836%	4/28/23	BB	185,063
14,850	Total Wireless Telecommunication Services				15,732,936
$ 103,311	Total Corporate Bonds (cost $103,283,191)				105,544,248

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	ASSET-BACKED SECURITIES - 5.4% (3.3% of Total Investments)
$ 800	Bluemountain Collateralized Loan Obligation, Series 2012 2A E14	5.332%	11/20/24	BB	$ 737,610
2,500	Bluemountain Collateralized Loan Obligations Limited 2012-1A, 144A	5.731%	7/20/23	BB	2,376,720
1,250	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2013-3A, 144A	4.831%	7/15/25	BB	1,110,864
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A	4.631%	1/15/23	BB	1,333,783
250	ING Investment Management, Collateralized Loan Obligation, 2013-1A D, 144A	5.231%	4/15/24	BB	224,044
1,800	LCM Limited Partnership, Collateralized Loan Obligation 2012A, 144A	5.981%	10/19/22	BB	1,712,183
4,000	LCM Limited Partnership, Collateralized Loan Obligation, 2015A	5.235%	2/25/17	BB-	3,600,588
2,000	LCM Limited Partnership, Collateralized Loan Obligation, Series 10AR, 144A	5.731%	4/15/22	BB	1,999,728
1,500	LCM Limited Partnership, Collateralized Loan Obligation, Series 11A	5.381%	4/19/22	BB	1,387,436
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	5.582%	4/22/22	BB	1,467,559
500	North End CLO Limited, Loan Pool, 144A	4.828%	7/17/25	BB	435,287
2,000	Oak Hill Credit Partners IV Limited, Collateralized Loan Obligation Series 2012-6A	5.734%	5/15/23	BB	1,895,506
450	Oak Hill Credit Partners Series 2013-9A	5.231%	10/20/25	BB-	409,466
2,240	Oak Hill Credit Partners, Series 2012-7A	5.232%	11/20/23	BB	2,055,944
2,000	Race Point Collateralized Loan Obligation Series 2012-7A, 144A	5.225%	11/08/24	BB-	1,831,228
1,000	Race Point Collateralized Loan Obligation Limited 2011-5AR, 144A	6.234%	12/15/22	BB	1,001,059
2,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	5.735%	5/24/23	BB	1,973,286
27,290	Total Asset-Backed Securities (cost $24,958,929)				25,552,291
	Total Long-Term Investments (cost $745,919,188)				746,280,088

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 5.4% (3.3% of Total Investments)
$ 25,705	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/14, repurchase price $25,705,350, collateralized by $26,025,000 U.S. Treasury Notes, 2.000%, due 5/31/21, value $26,220,188	0.000%	11/03/14		$ 25,705,350
	Total Short-Term Investments (cost $25,705,350)				25,705,350
	Total Investments (cost $771,624,538) - 161.5%				771,985,438
	Borrowings - (39.3)% (10), (11)				(188,000,000)
	Variable Rate Term Preferred Shares, at Liquidation Value — (20.5)% (12)				(98,000,000)
	Other Assets Less Liabilities - (1.7)% (13)				(8,001,076)
	Net Assets Applicable to Common Shares - 100%				$ 477,984,362

Investments in Derivatives as of October 31, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation) (13)
Morgan Stanley	$ 29,317,500	Receive	1-Month USD-LIBOR-BBA	2.201%	Monthly	4/20/16	$ (796,015)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$598,141,763	$—	*	$598,141,763
Common Stocks	5,254,907	10,273,253	1		15,528,161
Convertible Bonds	—	1,513,625	—		1,513,625
Corporate Bonds	—	105,544,248	—		105,544,248
Asset-Backed Securities	—	25,552,291	—		25,552,291
Short-Term Investments:
Repurchase Agreements	—	25,705,350	—		25,705,350
Investments in Derivatives:
Interest Rate Swaps**	—	(796,015)	—		(796,015)
Total	$5,254,907	$765,934,515	$1		$771,189,423
*Value equals zero as of the end of the reporting period.
** Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2014, the cost of investments (excluding investments in derivatives) was $771,975,096.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2014, were as follows:

Gross unrealized:
Appreciation					$ 12,432,867
Depreciation					(12,422,525)
Net unrealized appreciation (depreciation) of investments					$ 10,342

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)

Investment, or portion of investment, represents an unfunded senior loan commitment outstanding. As of the end of the reporting period the Fund had unfunded senior loan commitments outstanding of $3,725,978.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(9)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(10)	Borrowings as a percentage of Total Investments is 24.4%.

(11)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

(12)	Variable Rate Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 12.7%.

(13)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

DD1	Portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-BBA	United States Dollar — London Inter-Bank Offered Rate British Bankers’ Association.

Item 2. Controls and Procedures.

a.     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2014